UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08962
                                   ---------

                       FRANKLIN TEMPLETON MONEY FUND TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 12/31/05
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        SEMIANNUAL REPORT AND SHAREHOLDER LETTER               INCOME
--------------------------------------------------------------------------------
                                                          WANT TO RECEIVE
                                                          THIS DOCUMENT
                                                          FASTER VIA EMAIL?

           FRANKLIN TEMPLETON
                MONEY FUND                                Eligible shareholders
                                                          can sign up for
                                                          eDelivery at
                                                          franklintempleton.com.
                                                          See inside for
                                                          details.

--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                              FRANKLIN o Templeton o Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Templeton Money Fund .............................................    3

Performance Summary .......................................................    5

Your Fund's Expenses ......................................................    6

Financial Highlights and
Statement of Investments ..................................................    8

Financial Statements ......................................................   12

Notes to Financial Statements .............................................   15

The Money Market Portfolios ...............................................   20

Shareholder Information ...................................................   33

--------------------------------------------------------------------------------



SEMIANNUAL REPORT

FRANKLIN TEMPLETON MONEY FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Money Fund seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, mainly invests in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Money Fund's semiannual report for the period ended December 31, 2005.

PERFORMANCE OVERVIEW

Rising short-term interest rates during the six months under review resulted in an increase in the Fund's yields. In this environment, the Fund's Class B shares' seven-day effective yield rose from 2.03% on June 30, 2005, to 3.05% on December 31, 2005. For the same period, the Fund's Class C shares' seven-day effective yield rose from 2.04% to 3.07%, and Class R's increased from 2.18% to 3.20%.

ECONOMIC AND MARKET OVERVIEW

The economy continued to grow at a healthy pace during the six months under review. Over the reporting period, nonfarm payroll data, as well as other indexes, showed growing employment. This along with other factors helped consumer spending increase 6.25% (not adjusted for inflation) in December 2005 compared with the same month a year earlier, which supported U.S. economic growth.(1)

(1)    Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.

                                                           Semiannual Report | 3

PORTFOLIO BREAKDOWN
12/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                    INVESTMENTS
--------------------------------------------------------------------------------
Certificates of Deposit                                                   47.3%
--------------------------------------------------------------------------------
Commercial Paper                                                          37.0%
--------------------------------------------------------------------------------
Repurchase Agreements                                                     10.9%
--------------------------------------------------------------------------------
Bank Notes                                                                 3.3%
--------------------------------------------------------------------------------
U.S. Government and Agency Securities                                      1.5%
--------------------------------------------------------------------------------

Business spending also rose during the reporting period, contributing to economic growth. Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans.

Oil prices remained high during the period amid concerns about potential long-term supply limitations in the face of expected strong growth in global demand, especially from China and India. Despite high commodity prices, inflation remained relatively contained for the 12 months ended December 31, 2005, as measured by the 2.2% rise for the core Consumer Price Index (CPI), which was the same as the core CPI's 10-year average.(2) The Federal Reserve Board (Fed) noted some economic effects due to the recent hurricanes. However, acknowledging the economy's strength as well as potential inflationary pressure from high energy prices, the Fed raised the federal funds target rate to 4.25% from 3.25% during the six-month period.

The 10-year Treasury note fluctuated considerably over the six months, but overall its yield rose from 3.94% at the beginning of the period to 4.39% on December 31, 2005. Although core inflationary pressures appeared relatively well contained, the U.S. economy's resilience caused some concern about future pricing pressures. Some market participants also pointed to the upcoming change in the Fed chairman as another possible catalyst for the 10-year Treasury's rise, as there is some market perception that Ben Bernanke, the next Fed chairman, may tolerate higher inflation risk. However, Mr. Bernanke is reported to share many of retiring chairman Alan Greenspan's economic philosophies. Furthermore, it is likely to take some time before his approach to dealing with inflation is apparent.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

(2) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.


4 | Semiannual Report

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2005, 79.3% of the securities purchased for the Portfolio carried long-term credit ratings of AA or higher by independent credit rating agencies Standard & Poor's and Moody's Investors Service, with the balance rated A.(3)

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

(3)   These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PERFORMANCE SUMMARY
12/31/05

-------------------------------------------------------------------------------
CLASS B (SYMBOL: FMBXX)
-------------------------------------------------------------------------------
Seven-day effective yield*                                                3.05%
-------------------------------------------------------------------------------
Seven-day annualized yield                                                3.01%
-------------------------------------------------------------------------------
CLASS C (SYMBOL: FRIXX)
-------------------------------------------------------------------------------
Seven-day effective yield*                                                3.07%
-------------------------------------------------------------------------------
Seven-day annualized yield                                                3.02%
-------------------------------------------------------------------------------
CLASS R (SYMBOL: FMRXX)
-------------------------------------------------------------------------------
Seven-day effective yield*                                                3.20%
-------------------------------------------------------------------------------
Seven-day annualized yield                                                3.15%
-------------------------------------------------------------------------------

*     The seven-day effective yield assumes compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 12/31/05. The Fund's average weighted maturity was 23 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying Portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the Fund's annualized and effective yields for the period would have been 2.76% and 2.80% for Class B shares, 2.77% and 2.81% for Class C shares and 2.90% and 2.94% for Class R shares. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.


                                                           Semiannual Report | 5

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


6 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS B                                      VALUE 7/1/05     VALUE 12/31/05    PERIOD* 7/1/05-12/31/05
-------------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,012.60                $6.29
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,018.95                $6.31
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,012.70                $6.09
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,019.16                $6.11
-------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,013.30                $5.58
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,019.66                $5.60
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (B: 1.24%; C: 1.20%; and R: 1.10%), which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                           Semiannual Report | 7

FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MONEY FUND

                                                 -----------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                 DECEMBER 31,
                                                    2005                               YEAR ENDED JUNE 30,
CLASS B                                          (UNAUDITED)          2005         2004        2003         2002         2001
                                                 -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $  1.00         $  1.00      $  1.00     $  1.00      $  1.00      $  1.00
                                                   ---------------------------------------------------------------------------
Income from investment operations - net
 investment income ............................      0.013           0.009           --(d)    0.003        0.015        0.048

Less distributions from net investment income .     (0.013)         (0.009)          --(e)   (0.003)      (0.015)      (0.048)
                                                   ---------------------------------------------------------------------------
Net asset value, end of period ................    $  1.00         $  1.00      $  1.00     $  1.00      $  1.00      $  1.00
                                                   ===========================================================================

Total return(a) ...............................       1.26%           0.95%        0.04%       0.31%        1.53%        4.92%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $40,748         $45,443      $65,715     $51,117      $23,319      $11,544

Ratios to average net assets:

 Expenses(b) ..................................       1.51%(c)        1.48%        1.48%       1.45%        1.56%        1.61%

 Expenses net of waiver and payments
  by affiliate(b) .............................       1.24%(c)        1.24%        1.05%       1.24%        1.24%        1.25%

 Net investment income ........................       2.52%(c)        0.88%        0.04%       0.29%        1.46%        4.66%

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)   Annualized.

(d)   Net investment income was $0.0004.

(e)   Distributions from net investment income were $0.0004.


8 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND (CONTINUED)

                                                 -----------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                 DECEMBER 31,
                                                    2005                               YEAR ENDED JUNE 30,
CLASS C                                          (UNAUDITED)          2005         2004        2003         2002         2001
                                                 -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $  1.00         $  1.00      $  1.00     $  1.00      $  1.00      $  1.00
                                                   ---------------------------------------------------------------------------
Income from investment operations - net
 investment income ............................      0.013           0.010        0.001       0.004        0.016        0.050

Less distributions from net investment income .     (0.013)         (0.010)      (0.001)     (0.004)      (0.016)      (0.050)
                                                   ---------------------------------------------------------------------------
Net asset value, end of period ................    $  1.00         $  1.00      $  1.00     $  1.00      $  1.00      $  1.00
                                                   ===========================================================================

Total return(a) ...............................       1.27%           1.01%        0.09%       0.36%        1.57%        5.12%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $49,065         $49,123      $85,041     $86,890      $63,117      $55,342

Ratios to average net assets:

 Expenses(b) ..................................       1.47%(c)        1.43%        1.42%       1.40%        1.52%        1.46%

 Expenses net of waiver and payments
  by affiliate(b) .............................       1.20%(c)        1.19%        0.99%       1.19%        1.20%        1.10%

 Net investment income ........................       2.56%(c)        0.93%        0.10%       0.34%        1.58%        5.11%

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)   Annualized.

                      Semiannual Report | See notes to financial statements. | 9

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND (CONTINUED)

                                                       ---------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED
                                                       DECEMBER 31,
                                                          2005                               YEAR ENDED JUNE 30,
CLASS R                                                (UNAUDITED)           2005          2004          2003       2002(d)
                                                       ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............      $ 1.00           $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                          ------------------------------------------------------------------
Income from investment operations - net
  investment income ................................       0.013            0.011         0.002         0.005         0.005

Less distributions from net investment income ......      (0.013)          (0.011)       (0.002)       (0.005)       (0.005)
                                                          ------------------------------------------------------------------
Net asset value, end of period .....................      $ 1.00           $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                          ==================================================================

Total return(a) ....................................        1.33%            1.09%         0.18%         0.46%         0.46%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................      $2,445           $2,437        $2,356        $2,300        $  543

Ratios to average net assets:

 Expenses(b) .......................................        1.37%(c)         1.34%         1.33%         1.30%         1.39%(c)

 Expenses net of waiver and payments by affiliate(b)        1.10%(c)         1.10%         0.90%         1.09%         1.07%(c)

 Net investment income .............................        2.66%(c)         1.02%         0.18%         0.44%         0.93%(c)

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)   Annualized.

(d)   For the period January 1, 2002 (effective date) to June 30, 2002.


10 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FRANKLIN TEMPLETON MONEY FUND                          SHARES          VALUE
--------------------------------------------------------------------------------
MUTUAL FUND (COST $92,851,111) 100.6%
The Money Market Portfolio (Note 1) .............     92,851,111   $ 92,851,111
OTHER ASSETS, LESS LIABILITIES (0.6)% ...........                      (592,715)
                                                                   -------------
NET ASSETS 100.0% ...............................                  $ 92,258,396
                                                                   =============


                     Semiannual Report | See notes to financial statements. | 11

FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)

                                                                     -----------
                                                                       FRANKLIN
                                                                      TEMPLETON
                                                                      MONEY FUND
                                                                     -----------
Assets:
 Investments in Portfolio, at value and cost (Note 1) .........      $92,851,111
 Receivables from capital shares sold .........................          188,769
                                                                     -----------
        Total assets ..........................................       93,039,880
                                                                     -----------
Liabilities:
  Payables:
    Capital shares redeemed ...................................          634,646
    Affiliates ................................................          118,421
    Distributions to shareholders .............................           10,640
  Accrued expenses and other liabilities ......................           17,777
                                                                     -----------
        Total liabilities .....................................          781,484
                                                                     -----------
          Net assets, at value ................................      $92,258,396
                                                                     ===========
Net assets consist of paid-in capital .........................      $92,258,396
                                                                     ===========
CLASS B:
 Net assets, at value .........................................      $40,748,318
                                                                     ===========
 Shares outstanding ...........................................       40,748,318
                                                                     ===========
 Net asset value per share(a) .................................      $      1.00
                                                                     ===========
CLASS C:
 Net assets, at value .........................................      $49,064,681
                                                                     ===========
 Shares outstanding ...........................................       49,064,681
                                                                     ===========
 Net asset value per share(a) .................................      $      1.00
                                                                     ===========
CLASS R:
 Net assets, at value .........................................      $ 2,445,397
                                                                     ===========
 Shares outstanding ...........................................        2,445,397
                                                                     ===========
 Net asset value per share(a) .................................      $      1.00
                                                                     ===========

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.


12 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

STATEMENT OF OPERATIONS
for the six months ended December 31, 2005 (unaudited)

                                                                    ------------
                                                                      FRANKLIN
                                                                     TEMPLETON
                                                                     MONEY FUND
                                                                    ------------
Investment income:
 Dividends from Portfolio .......................................   $ 1,797,196
                                                                    ------------
Expenses:
 Administrative fees (Note 3a) ..................................       224,449
 Distribution fees: (Note 3b)
  Class B .......................................................       140,586
  Class C .......................................................       157,372
  Class R .......................................................         7,005
 Transfer agent fees (Note 3d) ..................................        72,309
 Reports to shareholders ........................................        12,146
 Registration and filing fees ...................................        31,542
 Professional fees ..............................................         7,821
 Trustees' fees and expenses ....................................            86
 Other ..........................................................         7,226
                                                                    ------------
        Total expenses ..........................................       660,542
        Expenses waived/paid by affiliates (Note 3e) ............      (133,931)
                                                                    ------------
          Net expenses ..........................................       526,611
                                                                    ------------
           Net investment income ................................     1,270,585
                                                                    ------------
Net increase (decrease) in net assets resulting from operations .   $ 1,270,585
                                                                    ============


                     Semiannual Report | See notes to financial statements. | 13

FRANKLIN TEMPLETON MONEY FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              ------------------------------
                                                                                                   FRANKLIN TEMPLETON
                                                                                                        MONEY FUND
                                                                                              ------------------------------
                                                                                              SIX MONTHS
                                                                                                 ENDED
                                                                                              DECEMBER 31,
                                                                                                  2005         YEAR ENDED
                                                                                               (UNAUDITED)    JUNE 30, 2005
                                                                                              ------------------------------
Increase (decrease) in net assets:
 Net investment income from operations ...................................................   $  1,270,585    $   1,071,689
                                                                                              ------------------------------
 Distributions to shareholders from net investment income:
  Class B .................................................................................       (553,248)        (460,844)
  Class C .................................................................................       (680,101)        (582,519)
  Class R .................................................................................        (37,236)         (28,326)
                                                                                              ------------------------------
 Total distributions to shareholders ......................................................     (1,270,585)      (1,071,689)
                                                                                              ------------------------------
 Capital share transactions: (Note 2)
  Class B .................................................................................     (4,694,939)     (20,271,733)
  Class C .................................................................................        (58,217)     (35,918,127)
  Class R .................................................................................          8,085           81,132
                                                                                              ------------------------------
 Total capital share transactions .........................................................     (4,745,071)     (56,108,728)
                                                                                              ------------------------------
        Net increase (decrease) in net assets .............................................     (4,745,071)     (56,108,728)
Net assets (there is no undistributed net investment income at beginning or end of period):
 Beginning of period ......................................................................     97,003,467      153,112,195
                                                                                              ------------------------------
 End of period ............................................................................   $ 92,258,396    $  97,003,467
                                                                                              ==============================


14 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN TEMPLETON MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (the Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of December 31, 2005, the Fund owns 1.65% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily. Such distributions are reinvested in additional shares of the Fund. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.


                                                          Semiannual Report | 15

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class B, Class C, and Class R. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                   -----------------------------------
                                                   SIX MONTHS ENDED      YEAR ENDED
                                                   DECEMBER 31, 2005    JUNE 30, 2005
                                                   -----------------------------------
CLASS B SHARES:
 Shares sold ..................................      $ 16,431,357       $  35,138,661
 Shares issued in reinvestment of distributions           551,534             457,591
 Shares redeemed ..............................       (21,677,830)        (55,867,985)
                                                     ---------------------------------
 Net increase (decrease) ......................      $ (4,694,939)      $ (20,271,733)
                                                     =================================
CLASS C SHARES:
 Shares sold ..................................      $ 49,269,810       $  85,244,241
 Shares issued in reinvestment of distributions           676,459             581,247
 Shares redeemed ..............................       (50,004,486)       (121,743,615)
                                                     =================================
 Net increase (decrease) ......................      $    (58,217)      $ (35,918,127)
                                                     =================================


16 | Semiannual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)


                                                 ----------------------------------
                                                 SIX MONTHS ENDED      YEAR ENDED
                                                 DECEMBER 31, 2005    JUNE 30, 2005
                                                 ----------------------------------
CLASS R SHARES:
 Shares sold ..................................      $ 1,842,962       $ 4,834,899
 Shares issued in reinvestment of distributions           36,997            28,160
 Shares redeemed ..............................       (1,871,874)       (4,781,927)
                                                     ==============================
 Net increase (decrease) ......................      $     8,085       $    81,132
                                                     ==============================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or trustees/directors of the Portfolio and of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                 Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent

A. ADMINISTRATIVE FEES

The Funds pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:

-------------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
-------------------------------------------------------------------------------
       0.455%            Up to and including $100 million
       0.330%            Over $100 million, up to and including $250 million
       0.280%            In excess of $250 million

B. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ........................................       0.65%
Class C ........................................       0.65%
Class R ........................................       0.50%


                                                          Semiannual Report | 17

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Contingent deferred sales charges retained ...................  $228,413

D. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $72,309, of which $46,259 was retained by Investor Services.

E. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of administrative fees, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.

4. INCOME TAXES

At December 31, 2005, the cost of investments for book and income tax purposes was the same.

5. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Trust did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement


18 | Semiannual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                          Semiannual Report | 19

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                         -----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED
                                         DECEMBER 31,
                                            2005                                       YEAR ENDED JUNE 30,
                                         (UNAUDITED)             2005           2004           2003           2002           2001
                                         -----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .   $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                         -----------------------------------------------------------------------------------------
Income from investment operations -
 net investment income ...............        0.018             0.020          0.009          0.014          0.026          0.059

Less distributions from net investment
 income ..............................       (0.018)           (0.020)        (0.009)        (0.014)        (0.026)        (0.059)
                                         -----------------------------------------------------------------------------------------
Net asset value, end of period .......   $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                         =========================================================================================

Total return(a) ......................         1.82%             2.06%          0.94%          1.41%          2.63%          6.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....   $5,626,123        $5,676,479     $5,505,394     $5,331,200     $4,734,196     $4,490,919

Ratios to average net assets:

 Expenses ............................         0.16%(b)          0.16%          0.16%          0.15%          0.16%          0.16%

 Expenses net of waiver and
  payments by affiliate ..............         0.16%(b)          0.16%          0.15%          0.15%          0.15%          0.15%

 Net investment income ...............         3.57%(b)          2.04%          0.93%          1.39%          2.56%          5.91%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


20 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                       AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------------
   BANK NOTES (COST $200,000,801) 3.6%
   Bank of America NA, 4.29%, 1/30/06 ........................................   $200,000,000   $  200,000,801
                                                                                                --------------
   CERTIFICATES OF DEPOSIT 50.7%
   Abbey National Treasury Services PLC, Stamford Branch, 4.24% - 4.29%,
     1/31/06 - 2/01/06 .......................................................    200,000,000      200,001,156
   ABN AMRO Bank, N.V., Chicago Branch, 4.295%, 2/03/06 ......................    200,000,000      200,000,858
   Bank of Montreal, Chicago Branch, 4.24% - 4.28%, 1/10/06 - 1/20/06 ........    200,000,000      200,000,761
   Bank of Nova Scotia, Portland Branch, 4.24%, 1/11/06 ......................    100,000,000      100,000,277
   Banque Nationale de Paris, San Francisco Branch, 4.39%, 3/03/06 ...........    200,000,000      200,000,000
   Barclay's Bank PLC, New York Branch, 4.235% - 4.39%, 1/23/06 - 2/28/06 ....    200,000,000      200,002,226
   Calyon North America Inc., New York Branch, 4.38%, 2/23/06 - 2/24/06 ......    200,000,000      200,000,000
   DEPFA Bank PLC, New York Branch, 4.30%, 1/20/06 ...........................     75,000,000       75,000,197
   Dexia Credit Local, New York Branch, 4.385%, 2/21/06 - 2/22/06 ............    200,000,000      200,000,000
   HBOS Treasury Services, New York Branch, 4.24%, 1/31/06 (United Kingdom) ..    175,000,000      175,001,447
   Rabobank Nederland N.V., New York Branch, 4.21%, 1/04/06 - 1/05/06 ........    200,000,000      200,000,000
   Societe Generale North America, New York Branch, 4.28%, 1/24/06 - 1/27/06 .    200,000,000      200,000,000
   Svenska Handelsbanken, New York Branch, 4.24% - 4.40%, 1/17/06 - 2/27/06 ..    200,000,000      200,002,014
   Toronto Dominion Bank, New York Branch, 4.28%, 1/19/06 - 1/20/06 ..........    200,000,000      200,000,000
   UBS AG, Stamford Branch, 4.29%, 1/26/06 ...................................    100,000,000      100,000,346
   Wells Fargo Bank NA, San Francisco Branch, 4.23% - 4.30%, 1/09/06 - 1/18/06    200,000,000      200,000,000
                                                                                                --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,850,009,282) .......................                   2,850,009,282
                                                                                                --------------
(a)COMMERCIAL PAPER 39.5%
   Bank of Ireland, 1/06/06 ..................................................    200,000,000      199,883,333
   Commonwealth Bank of Australia, 1/03/06 - 1/25/06 .........................    175,000,000      174,767,028
   Concentrate Manufacturing Co., 1/05/06 - 2/08/06 ..........................    189,000,000      188,324,428
   DEPFA Bank PLC, 1/04/06 - 1/20/06 .........................................    125,000,000      124,902,629
   General Electric Capital Corp., 1/05/06 - 1/06/06 .........................    200,000,000      199,892,500
   Goldman Sachs Group Inc., 1/04/06 - 1/17/06 ...............................    200,000,000      199,744,126
   International Nederlanden U.S., 1/23/06 - 1/26/06 .........................    180,370,000      179,865,304
   Merrill Lynch & Co Inc., 1/03/06 ..........................................    200,000,000      199,953,444
   Morgan Stanley Group Inc., 1/04/06 ........................................     59,450,000       59,429,093
   National Australia Funding, 1/09/06 - 1/12/06 .............................    200,000,000      199,775,166
   Toyota Motor Credit Corp., 2/06/06 - 2/07/06 ..............................    200,000,000      199,128,056
   UBS AG Finance Delaware LLC, 1/13/06 ......................................    100,000,000       99,860,000
   Westpac Banking Corp., 1/23/06 ............................................    200,000,000      199,475,667
                                                                                                --------------
   TOTAL COMMERCIAL PAPER (COST $2,225,000,774) ..............................                   2,225,000,774
                                                                                                --------------
(a)U.S. GOVERNMENT AND AGENCY SECURITIES (COST $90,692,073) 1.6%
   Federal Home Loan Bank, 1/03/06 ...........................................     90,709,000       90,692,073
                                                                                                --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,365,702,930) ......                   5,365,702,930
                                                                                                --------------


                                                          Semiannual Report | 21

THE MONEY MARKET PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------
(b)REPURCHASE AGREEMENTS 11.6%
   ABN AMRO Bank, N.V., New York Branch, 4.00%, 1/03/06 (Maturity Value $295,131,111)
     Collateralized by U.S. Government Agency Securities, 4.25% - 4.625%,
      1/15/08 - 8/15/10 .............................................................   $295,000,000   $   295,000,000
   Deutsche Bank Securities Inc., 3.39%, 1/03/06 (Maturity Value $32,367,187)
     Collateralized by aU.S. Treasury Bills, 6/08/06 ................................     32,355,000        32,355,000
   Morgan Stanley & Co. Inc., 3.40%, 1/03/06 (Maturity Value $32,372,225)
     Collateralized by U.S. Treasury Notes, 3.50% - 4.00%, 2/15/10 - 4/15/10 ........     32,360,000        32,360,000
   UBS Securities LLC, 4.00%, 1/03/06 (Maturity Value $295,131,111)
     Collateralized by U.S. Government Agency Securities, 7.25%, 1/15/10 ............    295,000,000       295,000,000
                                                                                                       ----------------
   TOTAL REPURCHASE AGREEMENTS (COST $654,715,000) ..................................                      654,715,000
                                                                                                       ----------------
   TOTAL INVESTMENTS (COST $6,020,417,930) 107.0% ...................................                    6,020,417,930
   OTHER ASSETS, LESS LIABILITIES (7.0)% ............................................                     (394,295,419)
                                                                                                       ----------------
   NET ASSETS 100.0% ................................................................                  $ 5,626,122,511
                                                                                                       ================

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.



22 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                 DECEMBER 31,
                                                    2005                                YEAR ENDED JUNE 30,
                                                 (UNAUDITED)          2005         2004         2003         2002        2001
                                                 --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........   $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                  -----------------------------------------------------------------------------
Income from investment operations - net
 investment income ............................      0.018           0.020        0.009        0.013        0.024        0.056

Less distributions from net investment income .     (0.018)         (0.020)      (0.009)      (0.013)      (0.024)      (0.056)
                                                  -----------------------------------------------------------------------------
Net asset value, end of period ................   $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                  =============================================================================

Total return(a) ...............................       1.77%           1.99%        0.87%        1.34%        2.43%        5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $ 97,936        $110,761     $117,815     $201,758     $226,676     $186,718

Ratios to average net assets:

 Expenses .....................................       0.17%(b)        0.17%        0.16%        0.16%        0.16%        0.16%

 Expenses net of waiver and payments
  by affiliate ................................       0.15%(b)        0.15%        0.15%        0.15%        0.15%        0.15%

 Net investment income ........................       3.48%(b)        1.97%        0.87%        1.34%        2.33%        5.63%


(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.

                     Semiannual Report | See notes to financial statements. | 23

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                          AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 6.6%
(a)U.S. Treasury Bill, 4/27/06 ..............................................................   $ 2,000,000   $ 1,973,707
(a)U.S. Treasury Bill, 5/04/06 ..............................................................     2,000,000     1,971,881
   U.S. Treasury Note, 2.50%, 5/31/06 .......................................................     2,500,000     2,489,346
                                                                                                              -----------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $6,434,934) ............................                   6,434,934
                                                                                                              -----------
(b)REPURCHASE AGREEMENTS 93.4%
   ABN AMRO Bank, N.V., New York Branch, 3.30%, 1/03/06 (Maturity Value $5,001,833)
     Collateralized by aU.S. Treasury Bills, 4/27/06 ........................................     5,000,000     5,000,000
   Banc of America Securities LLC, 3.30%, 1/03/06 (Maturity Value $5,001,833)
     Collateralized by U.S. Treasury Notes, 2.50%, 9/30/06 ..................................     5,000,000     5,000,000
   Barclays Capital Inc., 3.30%, 1/03/06 (Maturity Value $5,001,833)
     Collateralized by U.S. Treasury Notes, 3.25%, 8/15/07 ..................................     5,000,000     5,000,000
   Bear, Stearns & Co. Inc., 3.10%, 1/03/06 (Maturity Value $5,001,722)
     Collateralized by U.S. Treasury Notes, 4.625%, 5/15/06 .................................     5,000,000     5,000,000
   Deutsche Bank Securities Inc., 3.39%, 1/03/06 (Maturity Value $20,752,814)
     Collateralized by aU.S. Treasury Bills, 4/13/06 ........................................    20,745,000    20,745,000
   Dresdner Kleinwort Wasserstein Securities LLC, 3.50%, 1/03/06 (Maturity Value $10,003,889)
     Collateralized by U.S. Treasury Notes, 4.00%, 6/15/09 ..................................    10,000,000    10,000,000
   Greenwich Capital Markets Inc., 3.35%, 1/03/06 (Maturity Value $10,003,722)
     Collateralized by U.S. Treasury Notes, 1.625%, 2/28/06 .................................    10,000,000    10,000,000
   Merrill Lynch Government Securities Inc., 3.38%, 1/03/06 (Maturity Value $5,001,878)
     Collateralized by U.S. Treasury Notes, 2.50%, 9/30/06 ..................................     5,000,000     5,000,000
   Morgan Stanley & Co. Inc., 3.40%, 1/03/06 (Maturity Value $20,752,837)
     Collateralized by U.S. Treasury Notes, 3.875% - 4.00%, 4/15/10 - 7/15/10 ...............    20,745,000    20,745,000
   UBS Securities LLC, 3.50%, 1/03/06 (Maturity Value $5,001,944)
     Collateralized by U.S. Treasury Notes, 3.875%, 5/15/09 .................................     5,000,000     5,000,000
                                                                                                              -----------
   TOTAL REPURCHASE AGREEMENTS (COST $91,490,000) ...........................................                  91,490,000
                                                                                                              -----------
   TOTAL INVESTMENTS (COST $97,924,934) 100.0% ..............................................                  97,924,934
   OTHER ASSETS, LESS LIABILITIES 0.0%(c) ...................................................                      11,259
                                                                                                              -----------
   NET ASSETS 100.0% ........................................................................                 $97,936,193
                                                                                                              ===========

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.

(c)   Rounds to less than 0.05% of net assets.


24 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)

                                                   -------------------------------
                                                                       THE U.S.
                                                                      GOVERNMENT
                                                        THE           SECURITIES
                                                    MONEY MARKET     MONEY MARKET
                                                     PORTFOLIO        PORTFOLIO
                                                   -------------------------------
Assets:
 Investments in securities, at amortized cost ..   $5,365,702,930   $    6,434,934
 Repurchase agreements, at value and cost ......      654,715,000       91,490,000
                                                   -------------------------------
        Total investments ......................    6,020,417,930       97,924,934
 Cash ..........................................            4,780            4,871
 Interest receivable ...........................        6,442,459           22,648
                                                   -------------------------------
        Total assets ...........................    6,026,865,169       97,952,453
                                                   -------------------------------
Liabilities:
 Payables:
  Investment securities purchased ..............      400,000,858               --
  Affiliates ...................................          716,288           10,676
  Distributions to shareholders ................            8,950               32
 Accrued expenses and other liabilities ........           16,562            5,552
                                                   -------------------------------
        Total liabilities ......................      400,742,658           16,260
                                                   -------------------------------
          Net assets, at value .................   $5,626,122,511   $   97,936,193
                                                   ===============================
Net assets consist of paid-in capital ..........   $5,626,122,511   $   97,936,193
                                                   ===============================
Shares outstanding .............................    5,626,122,511       97,936,193
                                                   ===============================
Net asset value per share ......................   $         1.00   $         1.00
                                                   ===============================


                     Semiannual Report | See notes to financial statements. | 25

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2005 (unaudited)

                                                                  -------------------------------
                                                                                     THE U.S.
                                                                                    GOVERNMENT
                                                                       THE          SECURITIES
                                                                  MONEY MARKET     MONEY MARKET
                                                                    PORTFOLIO        PORTFOLIO
                                                                  -------------------------------
Investment income:
 Interest .....................................................   $ 105,684,459    $   1,807,759
                                                                  -------------------------------
Expenses:
 Management fees (Note 3a) ....................................       4,253,003           74,807
 Custodian fees (Note 4) ......................................          55,374              779
 Reports to shareholders ......................................           4,981            1,317
 Professional fees ............................................          25,268            6,114
 Other ........................................................          84,938            1,474
                                                                  -------------------------------
        Total expenses ........................................       4,423,564           84,491
        Expense reductions (Note 4) ...........................         (24,817)            (890)
        Expenses waived/paid by affiliates (Note 3c) ..........              --           (8,893)
                                                                  -------------------------------
          Net expenses ........................................       4,398,747           74,708
                                                                  -------------------------------
           Net investment income ..............................     101,285,712        1,733,051
                                                                  -------------------------------
Net increase (decrease) in net assets resulting from operations   $ 101,285,712    $   1,733,051
                                                                  ===============================


26 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                              -----------------------------------------------------------------------------
                                                                                      THE U.S. GOVERNMENT SECURITIES
                                                   THE MONEY MARKET PORTFOLIO               MONEY MARKET PORTFOLIO
                                              -----------------------------------------------------------------------------

                                               SIX MONTHS ENDED                      SIX MONTHS ENDED
                                              DECEMBER 31, 2005      YEAR ENDED      DECEMBER 31, 2005    YEAR ENDED
                                                  (UNAUDITED)       JUNE 30, 2005        (UNAUDITED)     JUNE 30, 2005
                                              -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................    $   101,285,712     $   119,375,531     $   1,733,051     $   2,239,743
  Net realized gain (loss) from
    investments ............................                 --                  --                --               190
                                                ---------------------------------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations .........        101,285,712         119,375,531         1,733,051         2,239,933
 Distributions to shareholders from net
  investment income ........................       (101,285,712)       (119,375,531)       (1,733,051)       (2,239,933)(a)
 Capital share transactions (Note 2) .......        (50,356,907)        171,085,254       (12,825,205)       (7,053,156)
                                                ---------------------------------------------------------------------------

         Net increase (decrease) in
          net assets .......................        (50,356,907)        171,085,254       (12,825,205)       (7,053,156)
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period ......................      5,676,479,418       5,505,394,164     $ 110,761,398       117,814,554
                                                ---------------------------------------------------------------------------
  End of period ............................    $ 5,626,122,511     $ 5,676,479,418     $  97,936,193     $ 110,761,398
                                                ===========================================================================

(a)   Distributions were increased by a net gain from investments of $190.


                     Semiannual Report | See notes to financial statements. | 27

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Portfolios' Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At December 31, 2005, all repurchase agreements held by the Portfolios had been entered into on December 30, 2005.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly. Such distributions are reinvested in additional shares of the Portfolios. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


28 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets of the Trust. Portfolio specific expenses are charged directly to the Portfolio that incurred the expense.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                     --------------------------------------
                                                                                THE
                                                          THE              U.S. GOVERNMENT
                                                      MONEY MARKET        SECURITIES MONEY
                                                        PORTFOLIO         MARKET PORTFOLIO
                                                     --------------------------------------
Period ended December 31, 2005
 Shares sold ..................................      $ 3,139,751,857       $    18,500,886
 Shares issued in reinvestment of distributions          101,283,995             1,733,081
 Shares redeemed ..............................       (3,291,392,759)          (33,059,172)
                                                     --------------------------------------
 Net increase (decrease) ......................      $   (50,356,907)      $   (12,825,205)
                                                     ======================================
Period ended June 30, 2005
 Shares sold ..................................      $ 5,623,149,272       $    52,184,664
 Shares issued in reinvestment of distributions          119,380,707             2,240,711
 Shares redeemed ..............................       (5,571,444,725)          (61,478,531)
                                                     --------------------------------------
 Net increase (decrease) ......................      $   171,085,254       $    (7,053,156)
                                                     ======================================


                                                          Semiannual Report | 29

THE MONEY MARKET PORTFOLIOS

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Portfolios are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust and the Franklin Federal Money Fund, and of the following subsidiaries:

------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                               Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. MANAGEMENT FEES

The Portfolios pay an investment management fee to Advisers of 0.15% per year of the average daily net assets of each Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolios and is not paid by the Portfolios for the services.

C. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of management fees for The U.S. Government Securities Money Market Portfolio, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolio subsequent to the Portfolio's fiscal year end.

D. OTHER AFFILIATED TRANSACTIONS

At December 31, 2005, the shares of The Money Market Portfolio were owned by the following funds:

                                                               ----------------------------------
                                                                                 PERCENTAGE OF
                                                                    SHARES     OUTSTANDING SHARES
                                                               ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ....      3,829,069,311      68.06%
Franklin Money Fund .......................................      1,559,471,151      27.72%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund        144,730,938       2.57%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund ...............................................         92,851,111       1.65%

At December 31, 2005, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                               ----------------------------------
                                                                                 PERCENTAGE OF
                                                                     SHARES    OUTSTANDING SHARES
                                                               ----------------------------------
Franklin Federal Money Fund ...............................        97,936,193        100.00%


30 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

4. EXPENSE OFFSET ARRANGEMENT

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. During the period ended December 31, 2005, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

At December 31, 2005, the cost of investments for book and income tax purposes was the same.

6. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Trust did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.


Semiannual Report | 31

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


32 | Semiannual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 33

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

                      This page intentionally left blank.

                      This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05

                                               Not part of the semiannual report

        [LOGO](R)
    FRANKLIN TEMPLETON                              One Franklin Parkway
       INVESTMENTS                                  San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton .com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


511 S2005 02/06



ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 12(A)(1), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

ITEM 6. SCHEDULE OF INVESTMENTS. N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A)(1) CODE OF ETHICS

(A)(2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

(B) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /S/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 21, 2006


By /S/ GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer
Date    February 21, 2006